Debt - Legacy IGT Notes (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2015	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2010	Jun. 30, 2009
Debt
Principal			$ 8,437,105	$ 3,034,533
Legacy IGT Notes
Debt
Principal			684,710
Amount paid to redeem notes tendered for purchase	$ 621,400
Minimum principal balance of intercompany loans securing the debt			$ 10,000
Redemption price (as a percent)			100.00%
Price for redemption required upon certain events (as a percent)			100.00%
7.500% Senior Secured Notes due 2019
Debt
Principal			$ 500,000				$ 500,000
Stated interest rate (as a percent)			7.50%				7.50%
Effective Interest Rate (as a percent)			5.67%
5.500% Senior Secured Notes due 2020
Debt
Principal			$ 124,143			$ 300,000
Stated interest rate (as a percent)			5.50%			5.50%
Redemption price offered due to change in control (as a percent)		101.00%
Amount of notes tendered for purchase	175,900
Effective Interest Rate (as a percent)			4.88%
5.350% Senior Secured Notes due 2023
Debt
Principal			$ 60,567		$ 500,000
Stated interest rate (as a percent)			5.35%		5.35%
Redemption price offered due to change in control (as a percent)		101.00%
Amount of notes tendered for purchase	$ 439,400
Effective Interest Rate (as a percent)			5.47%